Carrying Value of Those Assets Measured at Fair Value on a Non-Recurring Basis (Detail) (Fair Value, Measurements, Nonrecurring, USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Loans Held-for-Sale
Assets measured at fair value on a non-recurring basis	$ 212	$ 333
Loans Held-for-Investment
Assets measured at fair value on a non-recurring basis	72	85
Other Real Estate Owned
Assets measured at fair value on a non-recurring basis	479	596
Affordable Housing
Assets measured at fair value on a non-recurring basis	324	357
Other Assets [Member]
Assets measured at fair value on a non-recurring basis	45	130
Fair Value, Inputs, Level 1 | Loans Held-for-Sale
Assets measured at fair value on a non-recurring basis	0	0
Fair Value, Inputs, Level 1 | Loans Held-for-Investment
Assets measured at fair value on a non-recurring basis	0	0
Fair Value, Inputs, Level 1 | Other Real Estate Owned
Assets measured at fair value on a non-recurring basis	0	0
Fair Value, Inputs, Level 1 | Affordable Housing
Assets measured at fair value on a non-recurring basis	0	0
Fair Value, Inputs, Level 1 | Other Assets [Member]
Assets measured at fair value on a non-recurring basis	0	0
Fair Value, Inputs, Level 2 | Loans Held-for-Sale
Assets measured at fair value on a non-recurring basis	108	142
Fair Value, Inputs, Level 2 | Loans Held-for-Investment
Assets measured at fair value on a non-recurring basis	0	0
Fair Value, Inputs, Level 2 | Other Real Estate Owned
Assets measured at fair value on a non-recurring basis	372	553
Fair Value, Inputs, Level 2 | Affordable Housing
Assets measured at fair value on a non-recurring basis	0	0
Fair Value, Inputs, Level 2 | Other Assets [Member]
Assets measured at fair value on a non-recurring basis	24	90
Fair Value, Inputs, Level 3 | Loans Held-for-Sale
Assets measured at fair value on a non-recurring basis	104	191
Fair Value, Inputs, Level 3 | Loans Held-for-Investment
Assets measured at fair value on a non-recurring basis	72	85
Fair Value, Inputs, Level 3 | Other Real Estate Owned
Assets measured at fair value on a non-recurring basis	107	43
Fair Value, Inputs, Level 3 | Affordable Housing
Assets measured at fair value on a non-recurring basis	324	357
Fair Value, Inputs, Level 3 | Other Assets [Member]
Assets measured at fair value on a non-recurring basis	21	40
Valuation Allowance [Member] | Loans Held-for-Sale
Valuation Allowance	0	0
Valuation Allowance [Member] | Loans Held-for-Investment
Valuation Allowance	(7)	(15)
Valuation Allowance [Member] | Other Real Estate Owned
Valuation Allowance	(127)	(116)
Valuation Allowance [Member] | Affordable Housing
Valuation Allowance	0	0
Valuation Allowance [Member] | Other Assets [Member]
Valuation Allowance	$ (20)	$ (20)